Stock Options (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Stock-based compensation	$ 47,672	$ 113,758	[1]	$ 210,180
2015 Plan [Member]
Options to purchase ordinary shares		6,000,000
Aggregate intrinsic value for the options exercisable		$ 488,191,000
Weighted average remaining contractual life		3 years 11 days
Unrecognized compensation expense		$ 11,440,000
Weighted average period		3 months
Ordinary shares available for future issuance		4,241,685
Employees And Directors [Member] | 2015 Plan [Member]
Stock-based compensation		$ 68,649		$ 80,094

[1]	See Note 2D